Fair Value Measurements - Estimated Fair Value of Warrant Liability (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 08, 2016	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Change in the estimated fair value of the warrant liability
Beginning value of warrant liability				$ 0
Issuance of Common Warrants					$ 47,479
Change in Fair Value of Level 3 Liability				43,200	501,617
Conversion into Additional Paid-in Capital					1,202,521
Ending value of warrant liability	$ 799,201			$ 799,201	0
Fair Value Assumptions and Methodology for Assets and Liabilities
Stock price	$ 0.716	$ 0.91	$ 0.69	$ 0.716
Exercise price	$ 0.75	$ 0.01	$ 0.75	$ 0.75
Term	5 years 4 months 28 days	5 years 8 months 19 days	5 years 6 months
Volatility (as a percent)	73.62%	70.35%	71.92%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)	2.00%	1.45%	1.87%
Recurring
Change in the estimated fair value of the warrant liability
Ending value of warrant liability	$ 799,201			$ 799,201
Level 3 | Recurring
Change in the estimated fair value of the warrant liability
Beginning value of warrant liability					601,889
Issuance of Common Warrants				756,001	47,479
Change in Fair Value of Level 3 Liability				43,200	501,617
Conversion into Additional Paid-in Capital					$ (1,150,985)
Ending value of warrant liability	$ 799,201			$ 799,201